SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Less: cost written-off during the year	$ (76,699)	$ (234,697)
Add: accumulated depreciation written-off during the year	8,490	11,342
Total net property, plant and equipment	52,695	89,623
Opening gross carrying amount	89,623	306,175
Opening accumulated depreciation and impairment losses	(1,200,982)	(978,220)
Add: foreign currency translation	6,804	593
Closing accumulated depreciation and impairment losses	(1,262,387)	(1,200,982)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Less: cost written-off during the year	(8,490)	(11,342)
Add: additions purchased during the year	32,967	17,552
Total net property, plant and equipment	1,315,082	1,290,605
Opening gross carrying amount	1,290,605	1,284,395
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	973,778	975,619
Less: cost written-off during the year		(8,243)
Add: additions purchased during the year	21,976	6,402
Less: accumulated depreciation	(973,593)	(941,545)
Add: accumulated depreciation written-off during the year		8,243
Total net property, plant and equipment	22,161	40,476
Opening gross carrying amount	40,476
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	289,265	292,817
Less: cost written-off during the year	(8,490)	(3,099)
Add: additions purchased during the year	10,639	11,150
Less: accumulated depreciation	(270,821)	(261,580)
Add: accumulated depreciation written-off during the year	8,490	3,099
Total net property, plant and equipment	29,083	42,681
Less: cost transferred		(11,603)
Less: accumulated depreciation transferred		11,897
Opening gross carrying amount	42,681
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	30,312	18,709
Less: cost written-off during the year
Add: additions purchased during the year	352
Less: accumulated depreciation	(29,213)	(11,949)
Add: accumulated depreciation written-off during the year
Total net property, plant and equipment	1,451	6,466
Less: accumulated depreciation transferred		(11,897)
Add: cost transferred		11,603
Opening gross carrying amount	$ 6,466	$ 12,540